Other income (Tables)	9 Months Ended
Mar. 31, 2025
Analysis of income and expense [abstract]
Other Income

	Three months ended	Three months ended	Nine months ended	Nine months ended
	31 Mar 2025	31 Mar 2024	31 Mar 2025	31 Mar 2024
	US$'000	US$'000	US$'000	US$'000

ERS Revenue	3,090	399	6,121	926
Insurance income	-	-	1,699	-
Other income	185	-	531	-

Total other income	3,275	399	8,351	926